Revenues and Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Revenues And Cost Of Revenues [Abstract]
Schedule of revenues
	Year ended December 31
	2020	2019	2018
	U.S. dollars in thousands

Revenues from IPPN services	3,839	1,976	-
Revenues from licenses	447	625	794
Revenues from provision of maintenance and support services	587	655	606
Revenue from other license related services	13	28	66
	4,886	3,284	1,466

Schedule of revenue recognized future related to performance obligations
U.S. dollars in thousands	2021	2022 and thereafter	Total
Contracts with customers	441	41	482

Schedule of cost of revenues
	Year ended December 31
	2020	2019	2018
	U.S. dollars in thousands

Payroll and related expenses	257	206	367
Share-based payment	5	31	55
Amortization of and depreciation	1,084	863	270
Impairment of intangible assets	-	270	-
Cost of internet services providers	973	360	-
Cost of networks and servers	129	88	-
Other	51	71	99
	2,499	1,889	791